Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets
9.A Goodwill
Changes in the carrying amount of goodwill acquired through business combinations by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2019	$2,607	$1,138	$705	$775	$187	$5,412
Acquisitions	—	—	—	537	—	537
Foreign exchange rate movements	—	(55)	(29)	(31)	(2)	(117)
Balance, December 31, 2019	$2,607	$1,083	$676	$1,281	$185	$5,832
Acquisitions (Note 3)	—	—	—	278	—	278
Foreign exchange rate movements	—	(21)	(11)	(8)	2	(38)
Balance, December 31, 2020	$2,607	$1,062	$665	$1,551	$187	$6,072

Goodwill was not impaired in 2020 or 2019. The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2020	2019
Canada(1)	$2,607	$2,607
U.S. Employee benefits group	1,062	1,083
Asia	665	676
Asset Management
MFS	486	494
SLC Management - excluding InfraRed	777	787
InfraRed	288	—
Corporate
UK	187	185
Total	$6,072	$5,832

(1)     Reflects a change in presentation to combine CGUs in Canada as one group effective January 1, 2020. We have updated the prior period to reflect this change in presentation.

Goodwill acquired in business combinations is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the particular acquisition.

Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU falling below its carrying value. The recoverable amount is the higher of fair value less costs of disposal and value in use. We use fair value less costs of disposal as the recoverable amount.

We use the best evidence of fair value less costs of disposal as the price obtainable for the sale of a CGU, or group of CGUs. Fair value less costs of disposal is initially assessed by looking at recently completed market comparable transactions. In the absence of such comparables, we use either an appraisal methodology (with market assumptions commonly used in the valuation of insurance companies or asset management companies) or a valuation multiples methodology. The fair value measurements are categorized in Level 3 of the fair value hierarchy.

The most recent calculations from 2018 for certain CGUs and groups of CGUs were carried forward and used in the impairment test in the current period as: (i) the recoverable amount for these CGUs and groups of CGUs exceeded the carrying amount by a substantial margin, (ii) the assets and liabilities making up the CGUs and groups of CGUs had not changed significantly, and (iii) the likelihood that the carrying value would exceed the recoverable amount was remote, based on an analysis of events that have occurred and circumstances that have changed. The key drivers impacting the recoverable amount from 2018 are consistent with the key assumptions below.

Under the appraisal methodology, fair value is assessed based on best estimates of future income, expenses, level and cost of capital over the lifetime of the policies and, where appropriate, adjusted for items such as transaction costs. The value ascribed to new business is based on sales anticipated in our business plans, sales projections for the valuation period based on reasonable growth assumptions, and anticipated levels of profitability of that new business. In calculating the value of new business, future sales are projected for 10 to 15 years. In some instances, market multiples are used to approximate the explicit projection of new business.

The discount rates applied reflect the nature of the environment for that CGU. The discount rates used range from 9.25% to 12.50% (after tax). More established CGUs with a stronger brand and competitive market position use discount rates at the low end of the range and CGUs with a weaker competitive position use discount rates at the high end of the range. The capital levels used are aligned with our business objectives.

Under the valuation multiples methodology, fair value is assessed with reference to multiples or ratios of comparable businesses. For life insurers and asset managers, these valuation multiples and ratios may include price-to-earnings or price-to-assets-under-management measures. This assessment takes into consideration a variety of relevant factors and assumptions, including expected growth, risk, and market conditions among others. The price-to-earnings multiples used range from 10.5 to 11.5. The price-to-assets-under-management ratios used range from 0.8% to 2.0%.
Judgment is used in estimating the recoverable amounts of CGUs and the use of different assumptions and estimates could result in material adjustments to the valuation of CGUs and the size of any impairment. Any material change in the key assumptions including those for capital, discount rates, the value of new business, and expenses, as well as cash flow projections used in the determination of recoverable amounts, may result in impairment charges, which could be material.

In considering the sensitivity of the key assumptions above, management determined that there is no reasonably possible change in any of the above that would result in the recoverable amount of any of the CGUs to be less than its carrying amount.
9.B Intangible Assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2019	$722	$1,266	$673	$2,661
Additions	151	115	—	266
Acquisitions	—	238	—	238
Foreign exchange rate movements	(16)	(28)	(27)	(71)
Balance, December 31, 2019	$857	$1,591	$646	$3,094
Additions	230	—	—	230
Acquisitions	—	63	295	358
Disposals	(4)	(5)	—	(9)
Foreign exchange rate movements	(13)	(15)	(3)	(31)
Balance, December 31, 2020	$1,070	$1,634	$938	$3,642
Accumulated amortization and impairment losses
Balance, January 1, 2019	$(417)	$(461)	$(4)	$(882)
Amortization charge for the year	(73)	(64)	—	(137)
Impairment of intangible assets	(13)	—	(2)	(15)
Foreign exchange rate movements	15	8	—	23
Balance, December 31, 2019	$(488)	$(517)	$(6)	$(1,011)
Amortization charge for the year	(78)	(78)	—	(156)
Impairment of intangible assets	(2)	—	(9)	(11)
Foreign exchange rate movements	7	5	1	13
Balance, December 31, 2020	$(561)	$(590)	$(14)	$(1,165)
Net carrying amount, end of period:
As at December 31, 2019	$369	$1,074	$640	$2,083
As at December 31, 2020	$509	$1,044	$924	$2,477

The components of the intangible assets are as follows:

As at December 31,	2020	2019
Finite life intangible assets:
Distribution, sales potential of field force	$316	$339
Client relationships and asset administration contracts	728	735
Internally generated software	509	369
Total finite life intangible assets	1,553	1,443
Indefinite life intangible assets:
Fund management contracts(1)	924	640
Total indefinite life intangible assets	924	640
Total intangible assets	$2,477	$2,083

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.